Submission	Aug. 05, 2026
Submission [Line Items]
Central Index Key	0000844790
Registrant Name	FRANKLIN MANAGED MUNICIPAL INCOME TRUST
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES